Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Oct. 31, 2015	Oct. 31, 2016	Oct. 31, 2017	Oct. 31, 2018	Oct. 31, 2019	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
CLASS I
Account Value [Line Items]
Line Graph and Table Measure Name											Nicholas Limited Edition Class I
Accumulated Value	$ 100,000	$ 104,425	$ 131,710	$ 144,522	$ 161,948	$ 172,963	$ 242,260	$ 195,026	$ 189,478	$ 242,176	$ 217,268
CLASS N
Account Value [Line Items]
Line Graph and Table Measure Name											Nicholas Limited Edition Class N
Accumulated Value	10,000	10,405	13,079	14,309	15,990	17,044	23,821	19,123	18,524	23,604	$ 21,107
Russell 3000 Index | Class I
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	100,000	104,243	129,240	137,765	156,349	172,215	247,816	206,882	224,219	309,098	$ 373,429
Russell 3000 Index | Class N
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	10,000	10,424	12,924	13,776	15,635	17,221	24,782	20,688	22,422	30,910	$ 37,343
Russell 2000 Index | Class I
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 2000 Index
Accumulated Value	100,000	104,113	133,107	135,573	142,223	142,028	214,180	174,469	159,526	213,884	$ 244,713
Russell 2000 Growth Index | Class I
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 2000 Growth Index
Accumulated Value	100,000	99,511	130,356	135,742	144,431	163,739	226,702	167,709	154,916	211,445	$ 251,213
Russell 2000 Index | Class N
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 2000 Index
Accumulated Value	10,000	10,411	13,311	13,557	14,222	14,203	21,418	17,447	15,953	21,388	$ 24,471
Russell 2000 Growth Index | Class N
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 2000 Growth Index
Accumulated Value	$ 10,000	$ 9,951	$ 13,036	$ 13,574	$ 14,443	$ 16,374	$ 22,670	$ 16,771	$ 15,492	$ 21,145	$ 25,121